Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 12,965	$ 24,139
Short-term investments		47,747
Accounts receivable (Note 6)	10,216	10,765
Inventories (Note 7)	6,328	4,239
Prepaid expenses	1,855	2,697
Total current assets	31,364	89,587
Non-current assets:
Property, plant and equipment (Note 4 & 8)	1,282	316
Intangible assets (Note 9)	9,599	1,705
Holdback receivable (Note 5 & 10)		11,909
Other assets	39	117
Deferred tax assets (Note 14)	0	127
Total non-current assets	10,920	14,174
Total assets	42,284	103,761
Current liabilities:
Accounts payable and accrued liabilities	9,384	14,377
Current portion of royalty obligation (Note 12)	872	1,496
Current portion of acquisition payable (Note 9)	649
Current income taxes payable (Note 14)	517	1,058
Current portion of lease obligation (Note 4)	240
Total current liabilities	11,662	16,931
Non-current liabilities
Royalty obligation (Note 12)	1,176	2,035
Acquisition payable (Note 9)	1,655
Lease obligation (Note 4)	849
Other long-term liabilities (Note 5 & 10)		1,201
Total non-current liabilities	3,680	3,236
Total liabilities	15,342	20,167
Equity:
Share capital (Note 13(b))	85,364	122,887
Warrants (Note 13(d))	1,949	1,949
Contributed surplus	8,028	7,628
Accumulated other comprehensive income	(5,751)	1,268
Deficit	(62,648)	(50,138)
Total Equity	26,942	83,594
Total liabilities and equity	42,284	103,761
Commitments and contingencies (Note 16(a) & 16(d))
Subsequent events (Note 22)